Note 16 - Income Taxes - Computation of Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Income before income taxes	$ 57,645	$ 32,548
Income tax rate	27.00%	27.00%
Expected income tax provision	$ 15,564	$ 8,788
Tax rate differential	(569)	172
Unrecognized deferred tax asset	136	411
Other permanent differences	352	519
Income taxes	$ 15,483	$ 9,890